Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,894,000
Previously Paid Amount	0.00
Total Fee Amount	1,780.66
Total Offset Amount	0.00
Net Fee	1,780.66
Narrative - Max Aggregate Offering Price	$ 12,894,000
Final Prospectus	true